Derivative Financial Instruments - Interest rate swaps and forward freight agreements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Derivative financial instruments
Derivative financial assets	$ 209,238	$ 229,373
Interest rate swaps
Derivative financial instruments
Net cash received from termination of swaps	12,300,000
FXSs
Derivative financial instruments
Derivative financial assets		207,488
FFAs
Derivative financial instruments
Derivative financial assets	$ 209,238	$ 21,885